CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Digital asset, fair value	$ 101,408,000	$ 76,362,000
Debt, current, fair value	$ 18,962,000	$ 0
Preferred stock, shares authorized (in shares)		115,983,447
Preferred stock, shares issued (in shares)	0	111,900,495
Preferred stock, shares outstanding (in shares)	0	111,900,495
Preferred stock, par value (in dollars per share)		$ 0.00001
Liquidation preference		$ 528,566,000
Common stock, shares authorized (in shares)		240,820,153
Common stock, par value per share (in USD per share)		$ 0.00001
Common stock, shares issued (in shares)		69,300,284
Common stock, shares outstanding (in shares)		69,300,284
Convertible Preferred Stock
Preferred stock, shares authorized (in shares)	0	115,983,447
Preferred stock, shares issued (in shares)	0	111,900,495
Preferred stock, shares outstanding (in shares)	0	111,900,495
Preferred stock, par value (in dollars per share)		$ 0.00001
Liquidation preference		$ 528,566,000
Common Stock
Common stock, shares authorized (in shares)	0	240,820,153
Common stock, par value per share (in USD per share)		$ 0.00001
Common stock, shares issued (in shares)	0	69,300,284
Common stock, shares outstanding (in shares)	0	69,300,284
Convertible Preferred Stock
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, par value (in dollars per share)	$ 0.0001
Common Class A
Common stock, shares authorized (in shares)	1,000,000,000	0
Common stock, par value per share (in USD per share)	$ 0.0001
Common stock, shares issued (in shares)	174,853,649	0
Common stock, shares outstanding (in shares)	174,853,649	0
Common Class B
Common stock, shares authorized (in shares)	200,000,000	0
Common stock, par value per share (in USD per share)	$ 0.0001
Common stock, shares issued (in shares)	37,893,047	0
Common stock, shares outstanding (in shares)	37,893,047	0
Blockchain Common Stock
Common stock, shares authorized (in shares)	500,000,000	0
Common stock, par value per share (in USD per share)	$ 0.0001
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0